SUBSEQUENT EVENTS (Details) (Repayment of debt, USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 28, 2012 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015	Mar. 31, 2012 RUB-Denominated, Bank of Moscow maturing in 2013	Mar. 16, 2012 RUB-Denominated, Bank of Moscow maturing in 2013
Subsequent events
Voluntary Repayment of amount due under credit facilities	$ 472.1	$ 310.6
Amount outstanding under credit facility			$ 434.8